Annual Operating Expenses - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund - Class K6
Sep. 29, 2023
Operating Expenses:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.28%